Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions

Note 17—Related Party Transactions

Our major shareholders, the Board of Directors and the members of our senior management are considered to be related parties as they can exercise a significant influence on our operations. Related parties also include undertakings in which such individuals have significant interests. Additionally, all our group enterprises are considered related parties.

We have entered into employment agreements with, and issued warrants to, the members of our senior management and our independent Board of Directors. In addition, we are paying fees for board tenure and board committee tenure to the independent members of our Board of Directors.

Apart from equity transactions and remuneration to the Company’s Board of Directors and senior management as specified in Note 6, the following transactions took place between the Group and its related parties during the financial year:

We have entered into indemnification agreements with our board members and members of our senior management.

Except for the information disclosed above, we have not undertaken any significant transactions with members of the Board of Directors, our senior management or the major shareholders, or undertakings in which the identified related parties have significant interests.